Investment Managers Series Trust

235 West Galena Street

Milwaukee, Wisconsin 53212

November 5, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC 20549

Re:	Investment Managers Series Trust (the “Trust”)

File Nos. 333-122901 and 811-21719 on behalf of

the Segall Bryant & Hamill All Cap Fund and

Segall Bryant & Hamill Small Cap Value Fund

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for Segall Bryant & Hamill All Cap Fund and Segall Bryant & Hamill Small Cap Value Fund, each a series of the Trust (the “Funds”) does not differ from that contained in Post-Effective Amendment No. 974 to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on October 26, 2018 effective on November 1, 2018.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-2109.

Sincerely,

/s/ Sardjono Kadiman

Sardjono Kadiman

Investment Managers Series Trust